Consolidated Balance Sheet - USD ($)	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 129,104	$ 824,728
Accounts receivable, net	1,146,716	1,880,941
Other receivables	306,218	471,271
Loan receivables	400,872
Prepayments and other current assets	899,042	299,647
Prepayments – related party	2,777,500
Total Current Assets	5,659,452	3,476,587
NON-CURRENT ASSETS
Property and equipment, net	11,600	22,866
Operating right-of-use asset	101,083	137,010
Capitalized software development costs	1,184,706	1,270,369
Deferred offering costs		517,938
Total Non-Current Assets	1,297,389	1,948,183
Total Assets	6,956,841	5,424,770
CURRENT LIABILITIES
Bank loans	188,950	482,454
Short-term loans - third parties	4,166,615	2,219,102
Short-term loans - related parties	255,620	271,441
Accounts payable	2,476,037	2,488,675
Other payables and accrued liabilities	3,716,637	2,045,594
Other payables - related parties	137,896	20,111
Deferred revenue	22,139	29,120
Operating lease liabilities	31,238	28,840
Convertible notes	2,332,529	1,900,965
Total Current Liabilities	13,327,661	9,486,302
NON-CURRENT LIABILITIES
Bank loans	24,252	178,535
Deferred tax liabilities	3,004
Operating lease liabilities	75,306	111,933
Employee benefit obligations	9,545
Total Liabilities	13,439,768	9,776,770
COMMITMENTS AND CONTINGENCIES (NOTE 16)
SHAREHOLDERS’ DEFICIT
Additional paid-in capital	56,699,173	45,914,112
Accumulated deficit	(62,186,087)	(49,416,584)
Accumulated other comprehensive loss	(1,012,482)	(863,282)
Total KNOREX Ltd. Shareholders’ Deficit	(6,484,184)	(4,352,124)
Noncontrolling interests	1,257	124
Total Shareholders’ Deficit	(6,482,927)	(4,352,000)
Total Liabilities and Shareholders’ Deficit	6,956,841	5,424,770
Common Class A [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	12,822	11,240
Common Class B [Member]
SHAREHOLDERS’ DEFICIT
Ordinary shares, value	2,390	2,390
Nonrelated Party [Member]
CURRENT ASSETS
Prepayments and other current assets	$ 899,042	$ 299,647